Quarterly Financial Data - Consolidating Statements of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 1,441	$ 1,351	$ 1,342	$ 1,273	$ 1,393	$ 1,343	$ 1,352	$ 1,240	$ 5,407	$ 5,328	$ 4,935
Operating income/(loss)	282	244	229	125	260	233	211	22	880	726	673
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	68	145	135	11	169	124	105	(334)	359	64	87
Discontinued operations, net of tax	(7)	20	3	14	(3)	16		13	30	26	(13)
Net (loss)/income attributable to Nielsen stockholders	$ 39	$ 105	$ 104	$ 25	$ 95	$ 102	$ 69	$ (182)	$ 273	$ 84	$ 130
Net (loss)/income per share of common stock, basic
(Loss)/income from continuing operations	$ 0.12	$ 0.24	$ 0.28	$ 0.03	$ 0.27	$ 0.24	$ 0.19	$ (0.59)	$ 0.67	$ 0.17	$ 0.53
Discontinued operations, net of tax	$ (0.02)	$ 0.06	$ 0.01	$ 0.04	$ (0.01)	$ 0.04		$ 0.04	$ 0.08	$ 0.07	$ (0.05)
Net (loss)/income attributable to Nielsen stockholders	$ 0.11	$ 0.29	$ 0.29	$ 0.07	$ 0.26	$ 0.28	$ 0.19	$ (0.55)	$ 0.75	$ 0.24	$ 0.47
Net loss/income per share of common stock, diluted
(Loss)/income from continuing operations	$ 0.12	$ 0.23	$ 0.28	$ 0.03	$ 0.27	$ 0.24	$ 0.19	$ (0.59)	$ 0.66	$ 0.17	$ 0.52
Discontinued operations, net of tax	$ (0.02)	$ 0.05	$ 0.01	$ 0.04	$ (0.01)	$ 0.04		$ 0.04	$ 0.08	$ 0.07	$ (0.05)
Net (loss)/income attributable to Nielsen stockholders	$ 0.11	$ 0.29	$ 0.28	$ 0.07	$ 0.26	$ 0.28	$ 0.19	$ (0.54)	$ 0.75	$ 0.23	$ 0.46